Supplement dated March 10, 2016, replacing supplement dated February 12, 2016 to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Insurance Trust
Variable Portfolio - Pyrford International Equity Fund	5/1/2015
Effective May 1, 2016 (the Effective Date), Pyrford International Ltd (Pyrford) no longer serves as the subadviser to the Fund and Lazard Asset Management LLC (Lazard) assumes day-to-day management of the Fund's portfolio. Also, on the Effective Date, the Fund’s name is changed to Variable Portfolio – Lazard International Equity Advantage Fund. Accordingly, on the Effective Date, all references in the prospectus to Pyrford are hereby deleted and all references to Variable Portfolio – Pyrford International Equity Fund are hereby deleted and replaced with Variable Portfolio – Lazard International Equity Advantage Fund. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s prospectus.
The information under the heading "Principal Investment Strategies" in the "Summary of the Fund" section of the prospectus is hereby superseded and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies located in countries outside the United States. Equity securities include, without limitation, common stocks, preferred stocks and securities convertible into common or preferred stocks. From time to time, the Fund may focus its investments in certain countries or geographic areas.
The Fund may invest in companies across all market capitalizations.
The Fund’s investments include companies that are located in the countries represented in the MSCI Europe, Australasia, Far East (EAFE) Index (the Index), which includes developed countries outside of North America. The Fund may invest up to 20% of its net assets in companies that are located in countries not represented in the Index, such as emerging markets countries. The Fund will invest primarily in securities of companies listed on a non-U.S. securities exchange or quoted on an established foreign over-the-counter market, or in depository receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs).
The Fund may invest in real estate investment trusts (REITs), warrants and rights.
The Fund may invest in exchange-traded funds (ETFs).
The Fund may invest in equity index futures to manage cash flows.
The information under the heading "Principal Risks" in the "Summary of the Fund" section of the prospectus is hereby revised to remove Derivatives Risk/Forward Foreign Currency Contracts Risk, Geographic Concentration Risk, Geographic Concentration Risk/Asia Pacific Region Risk, Geographic Concentration Risk/Europe Risk and Value Securities Risk. Additionally, Derivatives Risk – Futures Contracts Risk, Exchange-Traded Fund (ETF) Risk, Geographic Focus Risk, Quantitative Model Risk, Real Estate-Related Investment Risk and Warrants and Rights Risk are added as follows:
Derivatives Risk – Futures Contracts Risk. Derivatives may involve significant risks. A futures contract is an exchange-traded derivative transaction between two parties in which a buyer agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller. Futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Because of the low margin deposits normally required in futures trading, a high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk, pricing risk and volatility risk.
S-6596-2 A (3/16)

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.
Geographic Focus Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
Real Estate-Related Investment Risk. Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
Warrants and Rights Risk. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants are subject to the risks associated with the security underlying the warrant, including market risk. Warrants may expire unexercised and are subject to liquidity risk. Rights are available to existing shareholders of an issuer to enable them to maintain proportionate ownership in the issuer by being able to buy newly issued shares before the issuer offers them to the public. Rights allow shareholders to buy the shares below the current market price. Holders can exercise the rights and purchase the stock, sell the rights or let them expire. Their value, and their risk of investment loss, is a function of that of the underlying security.
The rest of the section remains the same.
The information under the heading "Fund Management” in the "Summary of the Fund" section of the prospectus is hereby superseded and replaced with the following:
Investment Manager: Columbia Management Investment Advisers, LLC
Subadviser: Lazard Asset Management LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Paul Moghtader, CFA	Managing Director, Portfolio Manager and Analyst of Lazard	Co-manager	May 2016
Taras Ivanenko, CFA, PhD	Director, Portfolio Manager and Analyst of Lazard	Co-manager	May 2016
Ciprian Marin	Director, Portfolio Manager and Analyst of Lazard	Co-manager	May 2016
Craig Scholl, CFA	Director, Portfolio Manager and Analyst of Lazard	Co-manager	May 2016
Susanne Willumsen	Director, Portfolio Manager and Analyst of Lazard	Co-manager	May 2016
The rest of the section remains the same.
The information under the heading “Principal Investment Strategies” in the "More Information About the Fund" section of the prospectus is hereby superseded and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies located in countries outside the United States. Equity securities include, without limitation, common stocks, preferred stocks and securities convertible into common or preferred stocks. From time to time, the Fund may focus its investments in certain countries or geographic areas.

S-6596-2 A (3/16)

The Fund may invest in companies across all market capitalizations.
The Fund’s investments include companies that are located in the countries represented in the MSCI Europe, Australasia, Far East (EAFE) Index (the Index), which includes developed countries outside of North America. The Fund may invest up to 20% of its net assets in companies that are located in countries not represented in the Index, such as emerging markets countries. The Fund will invest primarily in securities of companies listed on a non-U.S. securities exchange or quoted on an established foreign over-the-counter market, or in depository receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs).
Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. The Fund may invest in real estate investment trusts (REITs), warrants and rights.
The Fund may invest in exchange-traded funds (ETFs).
The Fund may invest in equity index futures to manage cash flows.
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadviser, Lazard Asset Management LLC (Lazard or the Subadviser), which provides day-to-day portfolio management to the Fund.
In managing the Fund, the Subadviser utilizes a quantitatively driven, bottom-up stock selection process. The portfolio management team selects stocks for the Fund from a broad investment universe of non-U.S. stocks and depositary receipts, including ADRs, GDRs and EDRs, REITs, warrants and rights. The active, quantitative approach utilized by the portfolio management team involves initial screening, risk assessment and evaluation of each company relative to its global peers. The Subadviser will typically focus on securities of non-U.S. developed market companies, using an objective, systematic investment process that blends both risk and stock ranking assessments designed to capture attractive risk-to-return characteristics. In addition to a multidimensional assessment of risk, each company is evaluated daily according to four independent measures: growth, value, sentiment and quality.
When the Subadviser determines that adverse market conditions exist, the Fund may adopt a temporary defensive position and invest without limit in money market instruments. In pursuing a temporary defensive strategy, the Fund may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change. Additionally, shareholders will be given 60 days’ notice of any change to the Fund’s investment objective made to comply with the SEC rule governing investment company names.
The information under the heading "Principal Risks" in the "More Information About the Fund" section of the prospectus is hereby revised to remove Derivatives Risk/Forward Foreign Currency Contracts Risk, Geographic Concentration Risk, Geographic Concentration Risk/Asia Pacific Region Risk, Geographic Concentration Risk/Europe Risk and Value Securities Risk. Additionally, Derivatives Risk – Futures Contracts Risk, Exchange-Traded Fund (ETF) Risk, Geographic Focus Risk, Quantitative Model Risk, Real Estate-Related Investment Risk and Warrants and Rights Risk are added as follows:
Derivatives Risk – Futures Contracts Risk. Derivatives may involve significant risks. A futures contract is an exchange-traded derivative transaction between two parties in which a buyer (holding the “long” position) agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller (holding the “short” position). The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Positions in futures contracts may be closed out only on the exchange on which they were entered into or through a linked exchange, and no secondary market exists for such contracts. Futures positions are marked to market each day and variation margin payment must be paid to or by a Fund. Because of the low margin deposits normally required in futures trading, a high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. Futures contracts can increase the Fund’s risk

S-6596-2 A (3/16)

exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Exchange-Traded Fund (ETF) Risk. An ETF’s share price may not track its specified market index (if any) and may trade below its NAV. Certain ETFs use a “passive” investment strategy and do not take defensive positions in volatile or declining markets. Other ETFs in which the Fund may invest are actively managed ETFs (i.e., they do not track a particular benchmark), which indirectly subjects the Fund to active management risk. An active secondary market in ETF shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance that an ETF’s shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF. There is a risk that ETFs in which the Fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, certain ETFs may be dependent upon licenses to use various indexes as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount.
Geographic Focus Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
Quantitative Model Risk. The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Fund portfolio manager’s quantitative analyses or models, or in the data on which they are based, could adversely affect the portfolio manager’s effective use of such analyses or models, which in turn could adversely affect the Fund’s performance. It is not possible or practicable for a manager to factor all relevant, available data into quantitative model forecasts and/or trading decisions. Quantitative managers will use their discretion to determine what data to gather with respect to an investment strategy and what data the models will take into account to produce forecasts that may have an impact on ultimate trading decisions. Shareholders should be aware that there is no guarantee that a quantitative manager will use any specific data or type of data in making trading decisions on behalf of the Fund, nor is there any guarantee that the data actually utilized in generating forecasts or making trading decisions on behalf of the Fund will be the most accurate data available or free from errors. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
Real Estate-Related Investment Risk. Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
Warrants and Rights Risk. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants are subject to the risks associated with the security underlying the warrant, including market risk. Warrants may expire unexercised and subject the Fund to liquidity risk (the risk that it may not be possible for the Fund to liquidate the instrument at an advantageous time or price), which may result in Fund losses.

S-6596-2 A (3/16)

Rights are available to existing shareholders of an issuer to enable them to maintain proportionate ownership in the issuer by being able to buy newly issued shares before the issuer offers them to the public. Rights allow shareholders to buy the shares below the current market price. Rights are typically short-term instruments that are valued separately and trade in the secondary market during a subscription (or offering) period. Holders can exercise the rights and purchase the stock, sell the rights or let them expire. Their value, and their risk of investment loss, is a function of that of the underlying security.
The rest of the section remains the same.
The information in the fifth paragraph under the heading "The Investment Manager" in the "More Information About the Fund" section of the prospectus is hereby superseded and replaced with the following two paragraphs:
The Investment Manager has, with the approval of the Board, engaged an investment subadviser(s) to make the day-to-day investment decisions for the Fund. The Investment Manager pays the subadviser(s) for investment advisory services and retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Investment Manager may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser. A discussion regarding the basis for the Board approving the adoption of the investment subadvisory agreement with Lazard will be available in the Fund’s semiannual report to shareholders for the fiscal period ended June 30, 2016.
The date the Subadviser began serving the Fund is set forth under Subadviser below. Any performance of the Fund prior to the date the Subadviser began serving was achieved by one or more different subadvisers. Similarly, the portfolio turnover rate for periods prior to the Subadviser’s management of the Fund was the result of management by one or more different subadvisers. A change in subadvisers may result in increased portfolio turnover.
The rest of the section remains the same.
Under the heading "Primary Service Providers" in the "More Information About the Fund" section, the captions and information beneath "Subadviser" and "Portfolio Manager" are hereby superseded and replaced with the following:
Subadviser
Lazard Asset Management LLC, which has served as Subadviser to the Fund since the Effective Date, is located at 30 Rockefeller Plaza, New York, New York 10112. Lazard Asset Management LLC, subject to the supervision of Columbia Management, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management.
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.
Subadviser: Lazard Asset Management LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Paul Moghtader, CFA	Managing Director, Portfolio Manager and Analyst of Lazard	Co-manager	May 2016
Taras Ivanenko, CFA, PhD	Director, Portfolio Manager and Analyst of Lazard	Co-manager	May 2016
Ciprian Marin	Director, Portfolio Manager and Analyst of Lazard	Co-manager	May 2016
Craig Scholl, CFA	Director, Portfolio Manager and Analyst of Lazard	Co-manager	May 2016
Susanne Willumsen	Director, Portfolio Manager and Analyst of Lazard	Co-manager	May 2016
Mr. Moghtader joined Lazard in 2007. Mr. Moghtader began his investment career in 1992 and earned a B.A. from Macalester College and an M.M. from Northwestern University.
Dr. Ivanenko joined Lazard in 2007. Dr. Ivanenko began his investment career in 1995 and earned an engineer-physicist degree from Moscow Physical-Technical Institute and a PhD from Massachusetts Institute of Technology.
Mr. Marin joined Lazard in 2008. Mr. Marin began his investment career in 1997 and earned a B.S. from Academy of Economic Studies (Bucharest) and an M.B.A. from International University of Japan.

S-6596-2 A (3/16)

Mr. Scholl joined Lazard in 2007. Mr. Scholl began his investment career in 1984 and earned a B.S. from Syracuse University.
Ms. Willumsen joined Lazard in 2008. Ms. Willumsen began her investment career in 1993 and earned a BSc from University of Surrey and an MSc from City University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.

S-6596-2 A (3/16)

Supplement dated March 10, 2016
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio - Managed Volatility Conservative Fund	5/1/2015
As of March 10, 2016, the Effective Date, the following paragraph is hereby added to the "Performance Information" section of the Fund's Summary:
Effective March 10, 2016, the Fund compares its performance to that of an index consisting of 80% Barclays U.S. Aggregate Bond Index, 14% Russell 3000 Index and 6% MSCI EAFE Index (Net) (the New Blended Index). Prior to this date, the Fund compared its performance to that of an index consisting of 80% Barclays U.S. Aggregate Bond Index, 10% S&P 500 Index, 6% MSCI EAFE Index (Net) and 4% Russell 2000 Index (the Former Blended Index). The Fund’s investment manager believes that the New Blended Index provides a more appropriate basis for comparing the Fund’s performance. Information on the Former Blended Index will be included for a one-year transition period.
Additionally, as of the Effective Date, the “Average Annual Total Returns” table within the “Performance Information” section of the Fund’s Summary is deleted in its entirety and replaced with the following:
Average Annual Total Returns (for periods ended December 31, 2015)
	Share Class Inception Date	1 Year	Life of Fund
Class 2	04/12/2013	-1.13%	1.67%
New Blended Index (consists of 80% Barclays U.S. Aggregate Bond Index, 14% Russell 3000 Index and 6% MSCI EAFE Index (Net)) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index portion of the New Blended Index, and for all indexes reflects no deductions for fees, expenses or other taxes)		0.62%	2.91%
Former Blended Index (consists of 80% Barclays U.S. Aggregate Bond Index, 10% S&P 500 Index, 6% MSCI EAFE Index (Net) and 4% Russell 2000 Index) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index portion of the Former Blended Index, and for all indexes reflects no deductions for fees, expenses or other taxes)		0.52%	2.86%
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		0.55%	1.36%

The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6624-2 A (3/16)

Supplement dated March 10, 2016
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio - Managed Volatility Conservative Growth Fund	5/1/2015
As of March 10, 2016, the Effective Date, the following paragraph is hereby added to the "Performance Information" section of the Fund's Summary:
Effective March 10, 2016, the Fund compares its performance to that of an index consisting of 65% Barclays U.S. Aggregate Bond Index, 24% Russell 3000 Index and 11% MSCI EAFE Index (Net) (the New Blended Index). Prior to this date, the Fund compared its performance to that of an index consisting of 65% Barclays U.S. Aggregate Bond Index, 18% S&P 500 Index, 11% MSCI EAFE Index (Net) and 6% Russell 2000 Index (the Former Blended Index). The Fund’s investment manager believes that the New Blended Index provides a more appropriate basis for comparing the Fund’s performance. Information on the Former Blended Index will be included for a one-year transition period.
Additionally, as of the Effective Date, the “Average Annual Total Returns” table within the “Performance Information” section of the Fund’s Summary is deleted in its entirety and replaced with the following:
Average Annual Total Returns (for periods ended December 31, 2015)
	Share Class Inception Date	1 Year	Life of Fund
Class 2	04/12/2013	-1.83%	2.66%
New Blended Index (consists of 65% Barclays U.S. Aggregate Bond Index, 24% Russell 3000 Index and 11% MSCI EAFE Index (Net)) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index portion of the New Blended Index, and for all indexes reflects no deductions for fees, expenses or other taxes)		0.61%	4.02%
Former Blended Index (consists of 65% Barclays U.S. Aggregate Bond Index, 18% S&P 500 Index, 11% MSCI EAFE Index (Net) and 6% Russell 2000 Index) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index portion of the Former Blended Index, and for all indexes reflects no deductions for fees, expenses or other taxes)		0.50%	3.95%
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		0.55%	1.36%

The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6613-2 A (3/16)

Supplement dated March 10, 2016
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio - Managed Volatility Growth Fund	5/1/2015
As of March 10, 2016, the Effective Date, the following paragraph is hereby added to the "Performance Information" section of the Fund's Summary:
Effective March 10, 2016, the Fund compares its performance to that of an index consisting of 46% Russell 3000 Index, 35% Barclays U.S. Aggregate Bond Index and 19% MSCI EAFE Index (Net) (the New Blended Index) and the Russell 3000 Index. Prior to this date, the Fund compared its performance to that of an index consisting of 35% Barclays U.S. Aggregate Bond Index, 34% S&P 500 Index, 19% MSCI EAFE Index (Net) and 12% Russell 2000 Index (the Former Blended Index) and the S&P 500 Index. The Fund’s investment manager believes that the New Blended Index and the Russell 3000 Index provide a more appropriate basis for comparing the Fund’s performance. Information on the Former Blended Index and the S&P 500 Index will be included for a one-year transition period.
Additionally, as of the Effective Date, the “Average Annual Total Returns” table within the “Performance Information” section of the Fund’s Summary is deleted in its entirety and replaced with the following:
Average Annual Total Returns (for periods ended December 31, 2015)
	Share Class Inception Date	1 Year	Life of Fund
Class 2	04/12/2013	-3.34%	4.56%
New Blended Index (consists of 46% Russell 3000 Index, 35% Barclays U.S. Aggregate Bond Index and 19% MSCI EAFE Index (Net)) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index portion of the New Blended Index, and for all indexes reflects no deductions for fees, expenses or other taxes)		0.50%	6.36%
Former Blended Index (consists of 35% Barclays U.S. Aggregate Bond Index, 34% S&P 500 Index, 19% MSCI EAFE Index (Net) and 12% Russell 2000 Index) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index portion of the Former Blended Index, and for all indexes reflects no deductions for fees, expenses or other taxes)		0.25%	6.21%
Russell 3000 Index (reflects no deductions for fees, expenses or taxes)		0.48%	11.54%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)		1.38%	12.01%

The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6598-2 A (3/16)